Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 Segments
Disclosure of operating segments [line items]
Number of operating segments	3
Overseas [member] | Minimum [member]
Disclosure of operating segments [line items]
Percentage of limit of external group revenue	10.00%